Other Receivables, Prepayments and Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Other Receivables, Prepayments and Deposits
Schedule of other receivables, prepayments and deposits

	December 31,
	2017	2016
	(in US$'000)
Prepayments	2,565	699
Purchase rebates	284	238
Other service receivables	490	756
Deposits	932	620
Value-added tax receivables	5,436	1,380
Interest receivables	506	63
Others	1,083	558

	11,296	4,314